Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	LASER PHOTONICS CORPORATION
Entity Central Index Key	0001807887
Entity Tax Identification Number	84-3628771
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 Technology Park
Entity Address, City or Town	Lake Mary
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32746
City Area Code	(407)
Local Phone Number	804-1000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	250 Technology Park
Entity Address, City or Town	Lake Mary
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32746
City Area Code	(407)
Local Phone Number	804-1000
Contact Personnel Name	Wayne Tupuola, CEO